Fair Value Measurements - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Average age for loan appraisals, maximum		12 months
Impairment of carrying amount of branches	$ 4,300	$ 4,300
Assets transferred into other real estate owned		$ 4,407